LIQUIDITY, GOING CONCERN AND MANAGEMENT'S PLANS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
LIQUIDITY, GOING CONCERN AND MANAGEMENT'S PLANS

The Company incurred a net loss of approximately $1,832,000 and $1,454,000 for the three months ended March 31, 2016 and 2015, respectively. The Company will continue to incur losses until such time as it can bring a sufficient number of approved products to market and sell them with margins sufficient to offset expenses.

To date, the Company’s sole source of funds has been from the issuance of debt and equity.

In January 2015, the underwriter for the public offering exercised the overallotment of shares pursuant to the initial public offering, netting another $1,084,000.

As discussed in Note 7, the Company issued a promissory note for up to $2,000,000 of convertible debt on November 9, 2015 to Steve Gorlin, a director and father of Jarrett Gorlin, the Company’s CEO. The Company received $970,000 in cash and the elimination of $30,000 of future directors’ fees upon execution of the agreement. A second installment of $1,000,000 is expected to be made by Mr. Steve Gorlin by November 1, 2016.

As discussed in Note 14, in April 2016, a private placement of common stock raised approximately $1,167,000 in cash for the Company, net of fees.

The Company is exploring additional fundraising options for the remainder of 2016. However, if the Company is unable to raise sufficient financing, it could be required to undertake initiatives to conserve its capital resources, including delaying or suspending the development of its technology. These matters raise substantial doubt about the Company’s ability to continue as a going concern.

The financial statements do not include any adjustments to the carrying amounts of its assets or liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company incurred net losses of approximately $6,525,000 and $2,937,000 for the years ended December 31, 2015 and 2014, respectively. The Company will continue to incur losses until such time as it can bring a sufficient number of approved products to market and sell them with margins sufficient to offset expenses.

To date, the Company’s sole source of funds has been from the issuance of debt and equity.

The Company was founded in February 2013 with an approximately $35,000 investment from founding shareholders in exchange for common stock.

In August 2013, the Company merged with Spinez.

The Spinez founders invested an additional $122,000 into the Company for common stock. In December 2013, a private placement of common stock was closed, netting approximately $3,157,000 for the Company. In December 2014, the Company raised approximately $6,732,000 net of expenses in a public offering of its common stock.

In January 2015, the underwriter for the public offering exercised the overallotment of shares pursuant to the initial public offering, netting another $1,084,000.

As discussed in Note 8, the Company issued a promissory note for $2,000,000 of convertible debt on November 9, 2015 to Steve Gorlin, a director and father of Jarrett Gorlin, the Company’s CEO. The Company received $970,000 in cash and the elimination of $30,000 of directors fees upon execution of the agreement. A second installment of $1,000,000 is to be made by Mr. Steve Gorlin by November 1, 2016.,

The Company is exploring other fundraising options for 2016. However, if the Company is unable to raise sufficient financing, it could be required to undertake initiatives to conserve its capital resources, including delaying or suspending the development of its technology. These matters raise substantial doubt about the Company’s ability to continue as a going concern.

The financial statements do not include any adjustments to the carrying amounts of its assets or liabilities that might be necessary should the Company be unable to continue as a going concern.